OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT LIABILITIES
Schedule of Other Current Liabilities

	At December 31,
	2021	2022
Payables for purchase of property, plant and equipment(1)	$5,533,545	$14,321,740
Other tax payables	150,828	157,233
Accrued EPC warranty liabilities	198,629	—
Other (2)	2,560,961	2,969,816
	$8,443,963	$17,448,789
(1)	Payable for purchase of property, plant and equipment as of December 31, 2022 included as payable to ReneSola Singapore Pte Ltd.’s subsidiaries. As of December 31, 2022, ReneSola Singapore Pte Ltd.’s subsidiaries did not belong to related parties. See Note 17 “RELATED PARTY BALANCES AND TRANSACTIONS” for further details.
(2)	Other as of December 31, 2022 mainly includes the payables for claims, audit fees and other professional service fees.